FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended:  June 30, 2009

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Stephen Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
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                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen Feinberg
         -----------------------

Title:   Investment Manager
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Phone:   (212) 891-2100
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Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY              8/14/09
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         None
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Form 13F Information Table Entry Total:    6
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Form 13F Information Table Value Total:   $ 294,479 (thousands)
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List of Other Included Managers:           None

                           FORM 13F INFORMATION TABLE


                                STEPHEN FEINBERG
                                    FORM 13F
                                  June 30, 2009


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    Column 1                   Column 2         Column 3   Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                    Value       Shares or  SH/ Put/  Investment Other       Voting Authority
  Name of Issuer                Class          CUSIP      (x$1000)     Prin. Amt. PRN Call  Discretion Managers   Sole  Shared  None
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AERCAP HOLDINGS NV             SHS             N00985106   $ 218,499   30,262,966  SH        SOLE      N/A      30,262,966
BIOSPHERE MEDICAL INC          COM             09066V103   $   3,727    1,559,268  SH        SOLE      N/A       1,559,268
BLUELINX HLDGS INC             COM             09624H109   $  51,232   18,100,000  SH        SOLE      N/A      18,100,000
MOLECULAR INSIGHT PHARM INC    COM             60852M104   $  19,329    3,738,738  SH        SOLE      N/A       3,738,738
NEXTWAVE WIRELESS INC          COM             65337Y102   $     391      807,989  SH        SOLE      N/A         807,989
TERRESTAR CORP                 COM             881451108   $   1,301      850,000  SH        SOLE      N/A         850,000